Trade Receivables - Allowances (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Balance, period start	$ 2,884	$ 2,490	$ 2,857
Allowance for expected credit losses	391	541	341
Utilized provision	0	(147)	(708)
Balance, period end	$ 3,275	$ 2,884	$ 2,490